Commission expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Fee and commission expense [abstract]
Commissions assigned to third parties	€ 2,350	€ 1,972		€ 1,831
Cards	1,616	1,358		1,391
By collection and return of effects	12	11		12
Other fees assigned	722	603		428
Other commissions paid	1,220	1,207		1,151
Brokerage fees on lending and deposit transactions	27	42		49
Sales of insurance and pension funds	232	232		205
Other fees and commissions	961	933		897
Total commission expense	€ 3,570	€ 3,179	[1]	€ 2,982

[1]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).